COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future aggregate minimum lease payments under non-cancelable operating lease agreements
Years ending December 31:
2015	22,917
2016	25,872
2017	25,668
2018	25,654
2019	25,654
Thereafter	222,838

Total	348,603